Share-based Compensation - 2015 Plan (Details)		6 Months Ended
	Apr. 01, 2019 USD ($) EquityInstruments	Jun. 30, 2019 EquityInstruments
RCUs
Share-based Compensation
Number of awards granted | EquityInstruments	13,408	13,408
Fair value at grant date | $	$ 22.99
PCUs
Share-based Compensation
Number of awards granted | EquityInstruments	13,408	13,408
Fair value at grant date | $	$ 22.99